Intangible assets, net - Schedule of Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Schedule of Intangible Assets, Net [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 75,541	¥ 68,979
Less: accumulated amortization	(14,316)	(3,041)
Intangible assets, net	61,225	65,938
IP Rights [Member]
Schedule of Intangible Assets, Net [Line Items]
Finite-Lived Intangible Assets, Gross	50,230	49,914
Channel relationship [Member]
Schedule of Intangible Assets, Net [Line Items]
Finite-Lived Intangible Assets, Gross	19,000	19,000
Brand [Member]
Schedule of Intangible Assets, Net [Line Items]
Finite-Lived Intangible Assets, Gross	6,311
Software
Schedule of Intangible Assets, Net [Line Items]
Finite-Lived Intangible Assets, Gross		¥ 65